DEWEY BALLANTINE LLP

1301 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019-6092
TEL 212 259-8000 FAX 212 259-6333

                            March 3, 2006

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549
Attention: Sara Kalin, Esq.

Re:
Long Beach Acceptance Receivables Corp. and
Long Beach Acceptance Receivables Corp. II (the "Co-Registrants")
Form S-3 Shelf Registration Statement,
File No. 333-132202 (formerly filed with respect to Reg. No. 333-130780) (the "Registration Statement")

Dear Ms. Kalin:

We are writing to you in connection with the Amendment No. 1 to the Registration Statement that the Co-Registrants filed with the Securities and Exchange Commission on December 30, 2005, that is being filed today on Form S-3/A, (the "Amended Filing").

Enclosed is a courtesy copy of the materials relating to the Amended Filing referred to above. Please find (i) a full, clean copy of the Amended Filing and (ii) a copy of the Amended Filing marked to show changes from the Registration Statement as initially filed on December 30, 2005.

The Amended Filing has been prepared in accordance with the Plain English Disclosure Rules as was the existing registration statement (file no. 333-130780) of Long Beach Acceptance Receivables Corp.

If you have any questions or comments regarding this Amended Filing, please contact the undersigned at (212) 259-7008.

                        Sincerely,

                        /s/ Howard M. Schickler
                        Howard M. Schickler